Fair Value Of Financial Instruments (Narrative) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	$ 27,327,000	$ 26,890,000
ACL maintained for individually evaluated impaired loans	0	0
OREO	3,882,000	8,047,000
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value of deposits	2,070,000,000	1,980,000,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value of deposits	$ 2,580,000,000	$ 2,630,000,000